Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Net	$ 69,600,000	$ 60,600,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	9,000,000.0
Net Operating Loss carryforward	$ 184,000,000
Expirations dates	2032 to 2037